Intangible Assets and Goodwill - Cash-generating units (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Aug. 01, 2022
Cash-generating units
Impairment loss	$ 48,681	$ 2,733
Bricks And Mortar Retail
Cash-generating units
Goodwill	$ 54,882	35,684	$ 49,662
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	2.00%
Impairment loss	$ 0
Bricks And Mortar Retail | Maximum
Cash-generating units
After-tax discount rate	14.00%
Bricks And Mortar Retail | Minimum
Cash-generating units
After-tax discount rate	13.00%
Ecommerce Retail
Cash-generating units
Goodwill	$ 28,537	$ 44,262	$ 66,134
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Percentage of increase in discount rate	2.00%
Percentage of decrease in average forecasted revenue	2.00%
Goodwill impaired due to increase in discount rate	$ 52,141
Goodwill impairment due to decrease in average forecasted revenue	48,409
Impairment loss	$ 45,077
Ecommerce Retail | Maximum
Cash-generating units
Average growth rate used to forecast revenue	6.00%
Ecommerce Retail | Minimum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
Grasscity
Cash-generating units
Carrying value	$ 1,701
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Impairment loss	$ 0
Grasscity | Maximum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
Grasscity | Minimum
Cash-generating units
Average growth rate used to forecast revenue	3.00%
Fab Nutrition, LLC (FABCBD)
Cash-generating units
Carrying value	$ 8,909
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Impairment loss	$ 0
Fab Nutrition, LLC (FABCBD) | Maximum
Cash-generating units
Average growth rate used to forecast revenue	7.00%
Fab Nutrition, LLC (FABCBD) | Minimum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
Daily High Club
Cash-generating units
Carrying value	$ 2,929
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Percentage of increase in discount rate	2.00%
Percentage of decrease in average forecasted revenue	2.00%
Goodwill impaired due to increase in discount rate	$ 649
Goodwill impairment due to decrease in average forecasted revenue	398
Impairment loss	$ 331
Daily High Club | Maximum
Cash-generating units
Average growth rate used to forecast revenue	8.00%
Daily High Club | Minimum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
DankStop
Cash-generating units
Carrying value	$ 1,499
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Percentage of increase in discount rate	2.00%
Percentage of decrease in average forecasted revenue	2.00%
Goodwill impaired due to increase in discount rate	$ 556
Goodwill impairment due to decrease in average forecasted revenue	491
Impairment loss	$ 470
DankStop | Maximum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
DankStop | Minimum
Cash-generating units
Average growth rate used to forecast revenue	3.00%
Smoke Cartel Inc,
Cash-generating units
Carrying value	$ 4,151
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Percentage of increase in discount rate	2.00%
Percentage of decrease in average forecasted revenue	2.00%
Goodwill impaired due to increase in discount rate	$ 1,539
Goodwill impairment due to decrease in average forecasted revenue	739
Impairment loss	$ 564
Smoke Cartel Inc, | Maximum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
Smoke Cartel Inc, | Minimum
Cash-generating units
Average growth rate used to forecast revenue	3.00%
Enigmaa Ltd. (Blessed CBD)
Cash-generating units
Carrying value	$ 3,879
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Impairment loss	$ 0
Enigmaa Ltd. (Blessed CBD) | Maximum
Cash-generating units
Average growth rate used to forecast revenue	7.00%
Enigmaa Ltd. (Blessed CBD) | Minimum
Cash-generating units
Average growth rate used to forecast revenue	5.00%
NuLeaf Naturals, LLC
Cash-generating units
Carrying value	$ 10,872
Period of cash flow projections	5 years
Terminal growth rate	2.00%
After-tax discount rate	15.00%
Impairment loss	$ 0
NuLeaf Naturals, LLC | Maximum
Cash-generating units
Average growth rate used to forecast revenue	7.00%
NuLeaf Naturals, LLC | Minimum
Cash-generating units
Average growth rate used to forecast revenue	6.00%
Retail Locations
Cash-generating units
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	2.00%
Impairment loss	$ 0
Retail Locations | Maximum
Cash-generating units
After-tax discount rate	14.50%
Retail Locations | Minimum
Cash-generating units
After-tax discount rate	13.50%